UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     DIGITAL CENTURY CAPITAL LLC

Address:  660 Madison Avenue, 14th Floor
          New York, New York  10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rajiv J. Chaudhri
Title:    Managing Member
Phone:    (212) 821-1809

Signature, Place and Date of Signing:


/s/ Rajiv J. Chaudhri            New York, New York          February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $173,421
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COL 7          COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT PRN CALL   DISCRETION   MNGRS   SOLE     SHARED  NONE
--------------                 --------------     -----     --------   ------- --- ----   ----------   -----   ----     ------  ----
ADOBE SYS INC                       COM         00724F101     7,734    181,000 SH            SOLE      NONE    181,000
AKAMAI TECHNOLOGIES INC             COM         00971T101     8,840    255,500 SH            SOLE      NONE    255,500
APPLE INC                           COM         037833100     6,933     35,000 SH            SOLE      NONE     35,000
BEA SYS INC                         COM         073325102     6,967    441,500 SH            SOLE      NONE    441,500
CISCO SYS INC                       COM         17275R102     7,187    265,500 SH            SOLE      NONE    265,500
CITRIX SYS INC                      COM         177376100     6,937    182,500 SH            SOLE      NONE    182,500
COGNIZANT TECHNOLOGY SOLUTIO       CL A         192446102     7,891    232,500 SH            SOLE      NONE    232,500
E M C CORP MASS                     COM         268648102     3,965    214,000 SH            SOLE      NONE    214,000
EBAY INC                            COM         278642103     8,546    257,500 SH            SOLE      NONE    257,500
GOOGLE INC                         CL A         38259P508     8,851     12,800 SH            SOLE      NONE     12,800
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     7,008    154,500 SH            SOLE      NONE    154,500
MCAFEE INC                          COM         579064106     6,656    177,500 SH            SOLE      NONE    177,500
MICROSOFT CORP                      COM         594918104     4,681    131,500 SH            SOLE      NONE    131,500
MOTOROLA INC                        COM         620076109     5,157    321,500 SH            SOLE      NONE    321,500
QUALCOMM INC                        COM         747525103     9,070    230,500 SH            SOLE      NONE    230,500
RED HAT INC                         COM         756577102     7,992    383,500 SH            SOLE      NONE    383,500
RESEARCH IN MOTION LTD              COM         760975102    10,229     90,200 SH            SOLE      NONE     90,200
SALESFORCE COM INC                  COM         79466L302     6,144     98,000 SH            SOLE      NONE     98,000
SANDISK CORP                        COM         80004C101     6,551    197,500 SH            SOLE      NONE    197,500
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     6,279    123,000 SH            SOLE      NONE    123,000
SATYAM COMPUTER SERVICES LTD        ADR         804098101     6,079    227,500 SH            SOLE      NONE    227,500
YAHOO INC                           COM         984332106     6,548    281,500 SH            SOLE      NONE    281,500
AMDOCS LTD                          ORD         G02602103     8,755    254,000 SH            SOLE      NONE    254,000
SEAGATE TECHNOLOGY                  SHS         G7945J104     8,421    330,230 SH            SOLE      NONE    330,230

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